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                                                Filed Pursuant to Rule 497
                                                Registration File No.: 2-82510


                                                               July 31, 2003
                                                                  Supplement

[MORGAN STANLEY LOGO]


                        SUPPLEMENT DATED JULY 31, 2003


                 TO THE STATEMENT OF ADDITIONAL INFORMATION OF


                   MORGAN STANLEY VARIABLE INVESTMENT SERIES


                               Dated May 1, 2003


     Effective July 31, 2003, the Board of Trustees of the Morgan Stanley Variable Investment Series (the "Fund") approved an amended and restated Distribution Agreement between the Fund and Morgan Stanley Distributors Inc. (the "Distributor"), thereby no longer offering its shares exclusively to Allstate Life Insurance Company, Allstate Life Insurance Company of New York, and Glenbrook Life and Annuity Company. In addition, effective July 31, 2003, the Board of Trustees approved an amendment to the Fund's Plan of Distribution pursuant to Rule 12b-1, which provides for payments by the Distributor to insurance companies, for shareholder services, which include, but are not limited to, education of agents concerning the Portfolios of the Fund, compensation of agents and servicing contract owners.


     Therefore, the disclosures in the below-referenced sections of the Fund's Statement of Additional Information are hereby modified to reflect the foregoing.


     STATEMENT OF ADDITIONAL INFORMATION: GLOSSARY OF SELECTED DEFINED TERMS


     The first defined term in the "Glossary of Selected Defined Terms" in the Statement of Additional Information is hereby replaced in its entirety as follows:


       "Contract" -- Variable annuity contract and/or variable life insurance contract issued by the insurance company.



    STATEMENT OF ADDITIONAL INFORMATION: V. INVESTMENT MANAGEMENT AND OTHER
                         SERVICES -- D. RULE 12b-1 PLAN


     The following sentence is hereby added to the end of the second paragraph of the subsection of the Statement of Additional Information "V. Investment Management and Other Services - D. Rule 12b-1 Plan":

          In addition, payments to the Distributor may be used by the Distributor to compensate insurance companies for shareholder services, which include, but are not limited to, education of agents concerning the Portfolios, compensatiion of agents, and servicing contract owners.